ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	Aug. 10, 2004	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2005
Organization And Summary Of Significant Accounting Policies [Line Items]
Minimum Units Of Limited Partners Beneficial Interest For Sale		250,000
Maximum Units Of Limited Partners Beneficial Interest For Sale		7,000,000
Limited Partners Capital Account Per Units		$ 10
Limited Partners Capital Account Additional Units Registered For Sale	8,500,000
Limited Partners' Capital Account, Units Issued		11,777,706	11,777,706	11,777,706
Limited Partners' Contributed Capital				$ 117,777,060
Collectibility of Receivables [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 120,000	$ 120,000